6 .PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Property Equipment And Leasehold Improvements Tables
Schedule of Property, equipment and leasehold

	June 30, 2017	December 31, 2016
Furniture and fixtures	$531,255	$65,311
Computers and equipment	308,422	41,656
Leasehold improvements	352,644	7,649
	1,192,321	114,616
Less: accumulated depreciation	(120,615)	(79,428)
	$1,071,706	$35,188